Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 461,827	$ 362,033
Less accumulated depreciation and amortization		(326,341)	(304,980)
Property, plant and equipment, net	$ 470,120	135,486	57,053
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		8,979	8,979
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		52,547	31,170
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 400,301	$ 321,884